AOMT 2020-SBC1 ABS-15G

Exhibit 99.3

LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
100000011	3	[3] Collection Comments - Incomplete -: Missing 09/01/2019 - 03/11/2020 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020.  Borrower advised that they will not speak to anyone apart from the assigned manager.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	08/31/2020	09/09/2020
100000013	3	[3] Collection Comments - Incomplete -: Missing 09/01/2019 - 03/12/2020 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2020.  Borrower was contacted and was unable to hear clearly and call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A	08/31/2020	09/07/2020
100000014	3	[3] Collection Comments - Incomplete -: Missing 09/01/2019 - 03/12/2020 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2020.  Borrower advised not getting income from rentals and is working another job that pays regular bills.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
					ADDITIONAL INFORMATION: N/A	08/31/2020	09/09/2020
100000059	3	[3] Collection Comments - Incomplete -: Missing 09/01/2019 - 03/11/2020 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020.  Borrower called in regarding increase in insurance and stated will not be able to pay increase. Agent escalated to supervisor to see if and escrow analysis can be looked at.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
					ADDITIONAL INFORMATION: N/A	08/31/2020	09/09/2020
100000097	3	[3] Collection Comments - Incomplete -: Missing 09/01/2019 - 03/13/2020 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A	08/31/2020	09/09/2020
100000131	3	[3] Collection Comments - Incomplete -: Missing 09/01/2019 - 03/12/2020 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2020.  The servicer called and spoke with borrower and provided reinstatement amount. Borrower advised will send payment in amount of $23,803.26 on 08/17/2020 via wire.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A	08/31/2020	09/07/2020
100000134	3	[3] Collection Comments - Incomplete -: Missing 09/01/2019 - 03/11/2020 [2] Currently Delinquent Mortgage [2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower advised that they are waiting on payment change on the account. Advised that it has been over a month and nothing has been done.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Borrower is disputing the payment amount and has been waiting on changes to be made. Payment was noted as greater than what it should be by the borrower. No evidence of resolution.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
					ADDITIONAL INFORMATION: N/A	08/31/2020	09/10/2020
100000141	3	[3] Collection Comments - Incomplete -: Missing 09/01/2019 - 03/12/2020 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX.  Borrower requested to speak to their assigned manager and was transferred to their voice mail to leave a message.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A	08/31/2020	09/07/2020
100000142	3	[3] Collection Comments - Incomplete -: Missing 09/01/2019 - 03/12/2020 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2020.  The servicer called and spoke with co-borrower who requested for account manager call back to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
					ADDITIONAL INFORMATION: N/A	08/31/2020	09/09/2020
100000161	3	[3] Collection Comments - Incomplete -: Missing 11/01/2019 - 03/13/2020 [3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower wanted to know why servicer was calling and advised to send whatever they are wanting by email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	08/31/2020	09/03/2020
100000175	3	[3] Collection Comments - Incomplete -: Missing 11/01/2019 - 03/12/2020 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX.  Servicer contacted authorized 3rd party for payment. Authorized party made a promise to pay $XXX on XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
					ADDITIONAL INFORMATION: N/A	08/31/2020	09/07/2020
100000177	3	[3] Collection Comments - Incomplete -: Missing 12/01/2019 - 03/14/2020

[2] Currently Delinquent Mortgage

[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid

[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX.  SAervicer contacted the borrower and borrower advised that they filed a civil remedy against the insurance company as he feels they are trying to delay the claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XX/XX/XXXX Property was hit by lightening on XX/XX/XXXX and waiting on funds. XX/XX/XXXX The borrower advised that the examination under oath with insurance company and attorney and they believe the property is a total loss. XX/XX/XXXX Borrower advised filed a civil remedy notice against the insurance company as he feels they are trying to delay the claim.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
					ADDITIONAL INFORMATION: N/A	08/31/2020	09/09/2020
100000207	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to see what they owe. The agent provided reinstatement quote amount and advised that the figures have to be approved and stated will call back and send breakdown once approved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
					ADDITIONAL INFORMATION: N/A	08/31/2020	09/09/2020
100000218	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX.  Borrower advised of tax issue and stated that they should of gotten more of a tax refund that what they got.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
					ADDITIONAL INFORMATION: N/A	08/31/2020	09/10/2020
100000235	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The co-borrower called in and advised that default is due to tenants do not work and no rent being received. The agent advised that all three accounts are not current and co-borrower stated is trying to apply for pandemic assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
					ADDITIONAL INFORMATION: N/A	08/31/2020	09/05/2020
100000236	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Servicer spoke to borrower and advised all 3 accounts are not current and ask their intentions. Borrower advised he is trying to apply for pandemic assistance and that tenants are not working and receiving no rent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
					ADDITIONAL INFORMATION: N/A	08/31/2020	09/05/2020
100000237	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The co-borrower called in and stated default is due to tenants not working and not paying rent. The agent advised co-borrower that all three account are not current. Borrower stated is trying to apply for pandemic assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
					ADDITIONAL INFORMATION: N/A	08/31/2020	09/05/2020
100000255	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called servicer went through history and explained they paid April and deferment was for May and June. Borrower advised they though it was for July too, so when they paid in August they thought it was the August payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	08/31/2020	09/10/2020

AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information
XXX	100000011		XXX	XXX	open		3	Collection Comments - Incomplete -	Missing 09/01/2019 - 03/11/2020
XXX	100000013		XXX	XXX	open		3	Collection Comments - Incomplete -	Missing 09/01/2019 - 03/12/2020
XXX	100000014		XXX	XXX	open		3	Collection Comments - Incomplete -	Missing 09/01/2019 - 03/12/2020
XXX	100000059		XXX	XXX	open		3	Collection Comments - Incomplete -	Missing 09/01/2019 - 03/11/2020
XXX	100000097		XXX	XXX	open		3	Collection Comments - Incomplete -	Missing 09/01/2019 - 03/13/2020
XXX	100000131		XXX	XXX	open		3	Collection Comments - Incomplete -	Missing 09/01/2019 - 03/12/2020
XXX	100000134		XXX	XXX	open		3	Collection Comments - Incomplete -	Missing 09/01/2019 - 03/11/2020
XXX	100000141		XXX	XXX	open		3	Collection Comments - Incomplete -	Missing 09/01/2019 - 03/12/2020
XXX	100000142		XXX	XXX	open		3	Collection Comments - Incomplete -	Missing 09/01/2019 - 03/12/2020
XXX	100000161		XXX	XXX	open		3	Loan is in Foreclosure
XXX	100000161		XXX	XXX	open		3	Collection Comments - Incomplete -	Missing 11/01/2019 - 03/13/2020
XXX	100000175		XXX	XXX	open		3	Collection Comments - Incomplete -	Missing 11/01/2019 - 03/12/2020
XXX	100000177		XXX	XXX	open		3	Collection Comments - Incomplete -	Missing 12/01/2019 - 03/14/2020